Share Capital And Equity Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Changes to Number of Restricted Shares
A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000’s)

Balance, RSUs outstanding as at December 31, 2020	2,290

Converted into shares	(191)

Granted	256

Balance, RSUs outstanding as at December 31, 2021	2,355

Converted into shares	(114)

Granted	140

Forfeited	(14)

Balance, RSUs outstanding as at December 31, 2022	2,367

Summary of Changes to Number of Deferred Share Units
During the year ended December 31, 2022, the Company granted 23 DSUs (2021 – 24) as compensation to independent directors with a total estimated fair value of $619 (2021 – $377).

Number of DSUs (in 000’s)

Balance, DSUs outstanding as at December 31, 2020	218

Granted	24

Balance, DSUs outstanding as at December 31, 2021	242

Granted	23

Converted into common shares	(13)

Balance, DSUs outstanding as at December 31, 2022	252

Summary of Stock Options Outstanding and Exercisable
No stock options were gran
t
ed by the Company during the year ended December 31, 2022 and 2021. Stock options outstanding and exercisable as at December 31, 2022 are as follows:

Range of Exercise Prices CDN$	Number outstanding and exercisable as at December 31, 2022 (in 000’s)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (CDN$)

$4.90	160	0.0	4.90

$8.05 - $11.07	530	0.0	8.33

	690	0.0	7.54

Summary of Changes to Stock Options Outstanding
A summary of changes to outstanding stock options is as follows:

	Number of Options (in 000’s)	Weighted Average Exercise Price, (CDN$)

Balance, stock options outstanding as at December 31, 2020	2,303	6.05

Exercised	(612)	(3.05)

Expired	(9)	(6.30)

Balance, stock options outstanding as at December 31, 2021	1,682	7.06

Exercised	(992)	(6.73)

Balance, stock options outstanding as at December 31, 2022	690	7.54

Summary of Fair Value of Performance Awards Granted by Using Monte Carlo Simulation Model
The fair value of the PSUs is estimated on the date of grant using a valuation model based on
a
Monte Carlo simulation with the following assumptions used for the grants made during the period:

	January 28, 2022	January 4, 2021

Number of PSUs granted	73	162

Risk-free interest rate	1.39%	0.17%

Dividend rate	0%	0%

Annualized volatility	82.8%	76.0%

Peer Group average volatility	55.73%	72.2%

Estimated forfeiture rate	10.0%	10.0%

Fair value per PSU granted	41.99	19.72

Summary of Changes to Number of RS-Ps
During the year ended December 31, 2022, equity compensation expense related to PSUs of $2,112 was charged to operating expenses (2021
–
$2,572). A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000’s)

Balance, PSUs outstanding as at December 31, 2020	999

Granted	162

Converted into common shares	(417)

Balance, PSUs outstanding as at December 31, 2021	744

Granted	73

Forfeited	(51)

Balance, PSUs outstanding as at December 31, 2022	766